Restructuring and Other Items - Additional Information (Detail)	1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 11, 2012 USD ($)	Jun. 11, 2012 EUR (€)	Jun. 30, 2012 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 2011 Restructuring Plan USD ($)	Dec. 31, 2012 2012 Restructuring Plan USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges				$ 9,000,000
Restructuring charges				9,033,000	4,525,000	9,817,000	100,000	4,500,000
Resource rationalizations					1,111,000			3,400,000
Lease termination and exit costs								1,200,000
Agreement settlement charges	200,000	160,000
Discretionary bonus	243,000	194,000
Share-based compensation			$ 620,000		$ 738,000